Offerings - Offering: 1	Jun. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.750% Fixed-Rate Reset Subordinated Notes
Amount Registered	400,000,000
Proposed Maximum Offering Price per Unit	1.0000
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement on Form F-3 (File No. 333-287332), filed with the Securities and Exchange Commission on May 15, 2025.